Share-Based Payments - Narrative (Details) $ in Millions		3 Months Ended		6 Months Ended
	Jan. 04, 2021 kr / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 07, 2022 kr / shares
Share-Based Payments
Warrants as a percentage of outstanding shares				11.00%	11.80%
Nominal value per share						kr 1
Service cost | $		$ 0.3	$ 0.4	$ 0.7	$ 0.7
Warrants.
Share-Based Payments
IFRS Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				36 months
Number of other equity instruments granted in share-based payment arrangement				100,000	63,809
Warrants. | CFO
Share-Based Payments
Number of other equity instruments granted in share-based payment arrangement				45,000
Warrants. | COO
Share-Based Payments
Number of other equity instruments granted in share-based payment arrangement				25,000
Ordinary Shares | Stock Split
Share-Based Payments
Nominal value per share prior to stock split	kr 2
Nominal value per share	kr 1
Ordinary Shares | Warrants. | Stock Split
Share-Based Payments
Increase in number of warrants, ratio	36
Warrants granted exercise price, prior to stock split	kr 2
Warrants granted, price per share	kr 1